FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	SFr 158	SFr 77
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	186	74
Settlements, assets	(40)	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(4)	(5)
Balance at end of period, assets	300	146
Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0
Transfers in, assets	0
Transfers out, assets	0
Purchases, assets	18
Sales, assets	(18)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	0
Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	14,532	16,503
Transfers in, assets	2,153	2,385
Transfers out, assets	(1,770)	(2,087)
Purchases, assets	4,931	4,309
Sales, assets	(4,849)	(4,754)
Issuances, assets	1,064	848
Settlements, assets	(1,877)	(2,902)
Gain (loss) on transfers in/out included in trading revenues, assets	(38)	(13)
Gain (loss) on all other activity included in trading revenues, assets	652	233
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	2	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(109)	(1,006)
Balance at end of period, assets	14,691	13,518
Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,564	4,461
Transfers in, assets	543	434
Transfers out, assets	(625)	(681)
Purchases, assets	2,617	1,284
Sales, assets	(2,573)	(1,661)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(11)	(5)
Gain (loss) on all other activity included in trading revenues, assets	(62)	208
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	2	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	1	(350)
Balance at end of period, assets	4,456	3,690
Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,746	1,430
Transfers in, assets	291	114
Transfers out, assets	(178)	(131)
Purchases, assets	1,744	491
Sales, assets	(1,349)	(672)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	(4)
Gain (loss) on all other activity included in trading revenues, assets	36	156
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(1)	(147)
Balance at end of period, assets	2,289	1,237
Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	814	612
Transfers in, assets	142	259
Transfers out, assets	(381)	(300)
Purchases, assets	365	476
Sales, assets	(468)	(483)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(7)	(2)
Gain (loss) on all other activity included in trading revenues, assets	(82)	58
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(10)	(35)
Balance at end of period, assets	373	585
Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	215	257
Transfers in, assets	10	20
Transfers out, assets	(9)	(47)
Purchases, assets	42	139
Sales, assets	(167)	(169)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	2
Gain (loss) on all other activity included in trading revenues, assets	(32)	(31)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(2)	(13)
Balance at end of period, assets	57	158
Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,298	1,421
Transfers in, assets	48	17
Transfers out, assets	(8)	(161)
Purchases, assets	433	158
Sales, assets	(320)	(203)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	(1)
Gain (loss) on all other activity included in trading revenues, assets	(1)	42
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(22)	(78)
Balance at end of period, assets	1,429	1,195
Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	871	896
Transfers in, assets	86	114
Transfers out, assets	(100)	(273)
Purchases, assets	383	561
Sales, assets	(828)	(222)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(39)	13
Gain (loss) on all other activity included in trading revenues, assets	(27)	43
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(9)	(56)
Balance at end of period, assets	337	1,076
Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,831	6,823
Transfers in, assets	856	1,130
Transfers out, assets	(529)	(593)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,064	848
Settlements, assets	(1,688)	(2,786)
Gain (loss) on transfers in/out included in trading revenues, assets	25	(27)
Gain (loss) on all other activity included in trading revenues, assets	525	(172)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(33)	(369)
Balance at end of period, assets	5,051	4,856
Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	791	1,803
Transfers in, assets	14	23
Transfers out, assets	(34)	(198)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	73	281
Settlements, assets	(101)	(364)
Gain (loss) on transfers in/out included in trading revenues, assets	7	(6)
Gain (loss) on all other activity included in trading revenues, assets	39	(301)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(7)	(97)
Balance at end of period, assets	782	1,141
Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,568	2,569
Transfers in, assets	618	656
Transfers out, assets	(380)	(304)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	514	170
Settlements, assets	(1,014)	(1,472)
Gain (loss) on transfers in/out included in trading revenues, assets	8	(24)
Gain (loss) on all other activity included in trading revenues, assets	287	(181)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(21)	(122)
Balance at end of period, assets	1,580	1,292
Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	936	1,063
Transfers in, assets	224	306
Transfers out, assets	(104)	(91)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	279	191
Settlements, assets	(286)	(503)
Gain (loss) on transfers in/out included in trading revenues, assets	12	2
Gain (loss) on all other activity included in trading revenues, assets	112	26
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	8	(58)
Balance at end of period, assets	1,181	938
Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,266	4,323
Transfers in, assets	668	707
Transfers out, assets	(516)	(540)
Purchases, assets	1,931	2,464
Sales, assets	(1,448)	(2,871)
Issuances, assets	0	0
Settlements, assets	(189)	(116)
Gain (loss) on transfers in/out included in trading revenues, assets	(13)	6
Gain (loss) on all other activity included in trading revenues, assets	216	154
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(68)	(231)
Balance at end of period, assets	4,847	3,896
Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	148	3
Transfers in, assets	0	0
Transfers out, assets	(36)	(65)
Purchases, assets	81	215
Sales, assets	(13)	(2)
Issuances, assets	0	0
Settlements, assets	(85)	(8)
Gain (loss) on transfers in/out included in trading revenues, assets	(10)	7
Gain (loss) on all other activity included in trading revenues, assets	72	1
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(2)	(3)
Balance at end of period, assets	155	148
Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,034	2,388
Transfers in, assets	7	0
Transfers out, assets	(1)	0
Purchases, assets	144	108
Sales, assets	(247)	(228)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	159	(45)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	19	(17)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(11)	(144)
Balance at end of period, assets	2,104	2,062
Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,669	1,834
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	96	100
Sales, assets	(188)	(163)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	136	(45)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(26)	(101)
Balance at end of period, assets	1,687	1,625
Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	365	554
Transfers in, assets	7	0
Transfers out, assets	(1)	0
Purchases, assets	48	8
Sales, assets	(59)	(65)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	23	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	19	(17)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	15	(43)
Balance at end of period, assets	417	437
Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,950	9,353
Transfers in, assets	401	631
Transfers out, assets	(367)	(750)
Purchases, assets	23	334
Sales, assets	(383)	(665)
Issuances, assets	1,966	1,295
Settlements, assets	(1,443)	(1,391)
Gain (loss) on transfers in/out included in trading revenues, assets	(54)	0
Gain (loss) on all other activity included in trading revenues, assets	1	(5)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	13
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(103)	(546)
Balance at end of period, assets	8,991	8,269
Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,735	5,853
Transfers in, assets	220	360
Transfers out, assets	(120)	(154)
Purchases, assets	0	12
Sales, assets	(219)	(502)
Issuances, assets	1,299	825
Settlements, assets	(1,020)	(763)
Gain (loss) on transfers in/out included in trading revenues, assets	(18)	0
Gain (loss) on all other activity included in trading revenues, assets	14	23
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	5
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(54)	(353)
Balance at end of period, assets	5,837	5,306
Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,729	1,494
Transfers in, assets	65	240
Transfers out, assets	(34)	(132)
Purchases, assets	1	26
Sales, assets	(141)	(21)
Issuances, assets	372	452
Settlements, assets	(306)	(132)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(35)	(28)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	8
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(28)	(87)
Balance at end of period, assets	1,623	1,820
Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	112	70
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	6	10
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	6
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(4)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(3)	(5)
Balance at end of period, assets	111	81
Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,087	7,468
Transfers in, assets	313	1,260
Transfers out, assets	(973)	(2,460)
Purchases, assets	1,252	2,880
Sales, assets	(4,853)	(2,359)
Issuances, assets	732	478
Settlements, assets	(590)	(960)
Gain (loss) on transfers in/out included in trading revenues, assets	(47)	(2)
Gain (loss) on all other activity included in trading revenues, assets	(168)	(131)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(3)	(13)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	88	(508)
Balance at end of period, assets	2,838	5,653
Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,768	6,851
Transfers in, assets	204	1,259
Transfers out, assets	(908)	(2,415)
Purchases, assets	1,077	2,832
Sales, assets	(4,815)	(2,242)
Issuances, assets	732	478
Settlements, assets	(590)	(960)
Gain (loss) on transfers in/out included in trading revenues, assets	(73)	1
Gain (loss) on all other activity included in trading revenues, assets	(84)	(21)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(3)	(13)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	91	(479)
Balance at end of period, assets	2,399	5,291
Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	(71)
Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	33,021	35,862
Transfers in, assets	2,874	4,276
Transfers out, assets	(3,147)	(5,362)
Purchases, assets	6,455	7,856
Sales, assets	(10,363)	(8,008)
Issuances, assets	3,948	2,695
Settlements, assets	(4,035)	(5,261)
Gain (loss) on transfers in/out included in trading revenues, assets	(149)	(8)
Gain (loss) on all other activity included in trading revenues, assets	716	59
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	14	(15)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(144)	(2,217)
Balance at end of period, assets	SFr 29,190	SFr 29,877